Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Index Fund

(All Share Classes)

(A series of JPMorgan Trust II)

Supplement dated May 20, 2014

to the Prospectuses and Summary Prospectuses

dated February 28, 2014, as supplemented

Change to Investment Management Fee. Effective May 20, 2014 (the “Effective Date”), the investment management fee for the JPMorgan International Equity Index Fund (the “Fund”), which was 0.55%, was reduced to 0.20%. In connection with this change, the “Annual Fund Operating Expenses” and “Example” tables for the Fund in the Fund’s prospectuses are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on pages 18-19 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees[1]	0.20%	0.20%	0.20%	0.20%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.55	0.55	0.55	0.54
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.30	0.30	0.30	0.29
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses[1]	1.01	1.51	1.51	0.75
Fee Waivers and Expense Reimbursements[1,2]	(0.40)	(0.40)	(0.40)	(0.39)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	0.61	1.11	1.11	0.36

1	As of May 20, 2014, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.60%, 1.10%, 1.10% and 0.35%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	584	792	1,017	1,662
CLASS B SHARES ($)	613	738	786	1,632
CLASS C SHARES ($)	213	438	786	1,767
SELECT CLASS SHARES ($)	37	201	378	894

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	584	792	1,017	1,662
CLASS B SHARES ($)	113	438	786	1,632
CLASS C SHARES ($)	113	438	786	1,767
SELECT CLASS SHARES ($)	37	201	378	894

The tables below replace the corresponding tables on page 13 of the Class R2, Class R5 and Class R6 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R2
Management Fees[1]	0.20%
Distribution (Rule 12b-1) Fees	0.50
Other Expenses	0.56
Shareholder Service Fees	0.25
Remainder of Other Expenses	0.31
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses[1]	1.27
Fee Waivers and Expense Reimbursements[1,2]	(0.41)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	0.86

1	As of May 20, 2014, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.85% of its average daily net assets. This contract cannot be terminated prior to 3/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	88	362	658	1,498

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

A, B, C, Select Shares | JPMorgan International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Index Fund

(All Share Classes)

(A series of JPMorgan Trust II)

Supplement dated May 20, 2014

to the Prospectuses and Summary Prospectuses

dated February 28, 2014, as supplemented

Change to Investment Management Fee. Effective May 20, 2014 (the “Effective Date”), the investment management fee for the JPMorgan International Equity Index Fund (the “Fund”), which was 0.55%, was reduced to 0.20%. In connection with this change, the “Annual Fund Operating Expenses” and “Example” tables for the Fund in the Fund’s prospectuses are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on pages 18-19 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees[1]	0.20%	0.20%	0.20%	0.20%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.55	0.55	0.55	0.54
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.30	0.30	0.30	0.29
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses[1]	1.01	1.51	1.51	0.75
Fee Waivers and Expense Reimbursements[1,2]	(0.40)	(0.40)	(0.40)	(0.39)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	0.61	1.11	1.11	0.36

1	As of May 20, 2014, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.60%, 1.10%, 1.10% and 0.35%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	584	792	1,017	1,662
CLASS B SHARES ($)	613	738	786	1,632
CLASS C SHARES ($)	213	438	786	1,767
SELECT CLASS SHARES ($)	37	201	378	894

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	584	792	1,017	1,662
CLASS B SHARES ($)	113	438	786	1,632
CLASS C SHARES ($)	113	438	786	1,767
SELECT CLASS SHARES ($)	37	201	378	894

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/15
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	As of May 20, 2014, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, B, C, Select Shares | JPMorgan International Equity Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.61%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 584
3 Years	rr_ExpenseExampleYear03	792
5 Years	rr_ExpenseExampleYear05	1,017
10 Years	rr_ExpenseExampleYear10	1,662
1 Year	rr_ExpenseExampleNoRedemptionYear01	584
3 Years	rr_ExpenseExampleNoRedemptionYear03	792
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,017
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,662
A, B, C, Select Shares | JPMorgan International Equity Index Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.11%	[1],[2]
1 Year	rr_ExpenseExampleYear01	613
3 Years	rr_ExpenseExampleYear03	738
5 Years	rr_ExpenseExampleYear05	786
10 Years	rr_ExpenseExampleYear10	1,632
1 Year	rr_ExpenseExampleNoRedemptionYear01	113
3 Years	rr_ExpenseExampleNoRedemptionYear03	438
5 Years	rr_ExpenseExampleNoRedemptionYear05	786
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,632
A, B, C, Select Shares | JPMorgan International Equity Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.11%	[1],[2]
1 Year	rr_ExpenseExampleYear01	213
3 Years	rr_ExpenseExampleYear03	438
5 Years	rr_ExpenseExampleYear05	786
10 Years	rr_ExpenseExampleYear10	1,767
1 Year	rr_ExpenseExampleNoRedemptionYear01	113
3 Years	rr_ExpenseExampleNoRedemptionYear03	438
5 Years	rr_ExpenseExampleNoRedemptionYear05	786
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,767
A, B, C, Select Shares | JPMorgan International Equity Index Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.36%	[1],[2]
1 Year	rr_ExpenseExampleYear01	37
3 Years	rr_ExpenseExampleYear03	201
5 Years	rr_ExpenseExampleYear05	378
10 Years	rr_ExpenseExampleYear10	894
1 Year	rr_ExpenseExampleNoRedemptionYear01	37
3 Years	rr_ExpenseExampleNoRedemptionYear03	201
5 Years	rr_ExpenseExampleNoRedemptionYear05	378
10 Years	rr_ExpenseExampleNoRedemptionYear10	894
R2 Shares | JPMorgan International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Index Fund

(All Share Classes)

(A series of JPMorgan Trust II)

Supplement dated May 20, 2014

to the Prospectuses and Summary Prospectuses

dated February 28, 2014, as supplemented

Change to Investment Management Fee. Effective May 20, 2014 (the “Effective Date”), the investment management fee for the JPMorgan International Equity Index Fund (the “Fund”), which was 0.55%, was reduced to 0.20%. In connection with this change, the “Annual Fund Operating Expenses” and “Example” tables for the Fund in the Fund’s prospectuses are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on page 13 of the Class R2, Class R5 and Class R6 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R2
Management Fees[1]	0.20%
Distribution (Rule 12b-1) Fees	0.50
Other Expenses	0.56
Shareholder Service Fees	0.25
Remainder of Other Expenses	0.31
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses[1]	1.27
Fee Waivers and Expense Reimbursements[1,2]	(0.41)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	0.86

1	As of May 20, 2014, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.85% of its average daily net assets. This contract cannot be terminated prior to 3/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	88	362	658	1,498

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/15
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	As of May 20, 2014, the Fund's advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
R2 Shares | JPMorgan International Equity Index Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.86%	[1],[3]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	658
10 Years	rr_ExpenseExampleYear10	1,498
1 Year	rr_ExpenseExampleNoRedemptionYear01	88
3 Years	rr_ExpenseExampleNoRedemptionYear03	362
5 Years	rr_ExpenseExampleNoRedemptionYear05	658
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,498

[1]	As of May 20, 2014, the Fund's advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.60%, 1.10%, 1.10% and 0.35%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/15 at which time the Service Providers will determine whether or not to renew or revise it.
[3]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.85% of its average daily net assets. This contract cannot be terminated prior to 3/1/15 at which time the Service Providers will determine whether or not to renew or revise it.